INVENTORIES - Additional Information (Details) - Athena Technology Solutions Holdings, LLC [Member] - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Inventoryss [Line Items]
Inventory, Work in Process and Raw Materials, Net of Reserves	$ 0	$ 3,410
Inventory, Finished Goods and Work in Process, Net of Reserves	$ 1,822	$ 2,270